NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Non-financial Assets And Liabilities
Schedule of changes in property plant and equipment

	Original values
Type of good	At the beginning	Increases (1)	Increases for incorporation (2)	Transfers	Decreases	Impairment
							At the end

Lands	14	-	-	-	-	-	14
Buildings	140	-	3	-	-	-	143
Equipment and machinery	1,458	5	291	163	(1)	-	1,916
Wells	867	9	-	145	(1)	(28)	992
Mining property	253	-	-	-	-	(72)	181
Vehicles	8	2	-	-	-	-	10
Furniture and fixtures and software equipment	55	2	-	2	-	-	59
Communication equipments	3	-	-	-	-	-	3
Materials, spare parts and tools	30	43	-	(37)	-	-	36
Petrochemical industrial complex	23	-	-	6	-	-	29
Work in progress	135	352	-	(233)	-	-	254
Advances to suppliers	52	37	-	(46)	-	-	43
Other goods	2	-	1	-	-	-	3
Total at 12.31.2022	3,040	450	295	-	(2)	(100)	3,683
Total at 12.31.2021	2,792	253	-	-	(5)	-	3,040

(1)	Includes US$ 11 million corresponding to capitalized financial costs in the fiscal year ended December 31, 2022. There are no capitalized financial costs in the fiscal year ended December 31, 2021.
(2)	See Notes 5.1.3 and 5.1.5.

	Depreciation					Net book values
Type of good	At the beginning	Decreases	For the year	Impairment	At the end	At 12.31.2022	At 12.31.2021

Lands	-	-	-	-	-	14	14
Buildings	(68)	-	(8)	-	(76)	67	72
Equipment and machinery	(536)	-	(103)	-	(639)	1,277	922
Wells	(532)	-	(77)	20	(589)	403	335
Mining property	(174)	-	(10)	50	(134)	47	79
Vehicles	(7)	-	(1)	-	(8)	2	1
Furniture and fixtures and software equipment	(48)	-	(4)	-	(52)	7	7
Communication equipments	(1)	-	-	-	(1)	2	2
Materials, spare parts and tools	(3)	-	-	-	(3)	33	27
Petrochemical industrial complex	(12)	-	(5)	-	(17)	12	11
Work in progress	-	-	-	-	-	254	135
Advances to suppliers	-	-	-	-	-	43	52
Other goods	-	-	-	-	-	3	2
Total at 12.31.2022	(1,381)	-	(208)	70	(1,519)	2,164
Total at 12.31.2021	(1,182)	-	(199)	-	(1,381)		1,659

Schedule of changes in intangible assets

	Original values
Type of good	At the beginning	Increases	Increases for incorporation (1)	Decreases	Impairment (2)	At the end

Concession agreements	2	-	-	-	-	2
Goodwill	35	-	-	-	-	35
Intangible identified in acquisitions of companies	7	-	94	-	-	101
Digital assets	-	31	-	(18)	(6)	7
Total at 12.31.2022	44	31	94	(18)	(6)	145
Total at 12.31.2021	62	4		(4)	(18)	44

	Amortization
Type of good	At the beginning	For the year	Impairment (2)	At the end

Concession agreements	(2)	-	-	(2)
Intangible identified in acquisitions of companies	(4)	(1)	-	(5)
Total at 12.31.2022	(6)	(1)	-	(7)
Total at 12.31.2021	(21)	(1)	16	(6)

	Net book values
Type of good	At 12.31.2022	At 12.31.2021

Goodwill	35	35
Intangible identified in acquisitions of companies	96	3
Digital assets	7
Total at 12.31.2022	138
Total at 12.31.2021		38

(1)	See Notes 5.1.3 and 5.1.5.
(2)	As of December 31, 2022, digital assets recoverability was affected by their closing market value, resulted in the recognition of impairment losses for US$ 6 million. Considering the assumptions detailed in Note 11.1, the assessment of recoverability for the Power Generation segment, resulted in the recognition of impairment losses for the Diamante hydroelectric power plant in an amount of US$ 2 million in 2021.

Schedule of inventories

	12.31.2021	Profit (loss)	Increases for incorporation (1)	12.31.2022
Tax loss carryforwards	13	6	-	19
Property, plant and equipment	80	71	-	151
Financial assets at fair value through profit and loss	3	(3)	-	-
Trade and other receivables	5	(1)	-	4
Provisions	57	2	-	59
Salaries and social security payable	-	1	-	1
Defined benefit plans	9	(1)	-	8
Other	-	1	-	1
Deferred tax asset	167	76	-	243
Property, plant and equipment	-	-	(79)	(79)
Intangible assets	(13)	-	(22)	(35)
Investments in companies	(11)	3	-	(8)
Inventories	(10)	(9)	-	(19)
Financial assets at fair value through profit and loss	(14)	(1)	-	(15)
Trade and other receivables	(31)	8	-	(23)
Taxes payables	(3)	1	-	(2)
Tax inflation adjustment	(1)	(124)	(13)	(138)
Deferred tax liability	(83)	(122)	(114)	(319)
Deferred tax (liability) asset	84	(46)	(114)	(76)

(1)	See Notes 5.1.3 and 5.1.5.

	12.31.2020	Profit (loss) (1)	12.31.2021
Tax loss carryforwards	126	(113)	13
Property, plant and equipment	-	80	80
Intangible assets	3	(3)	-
Financial assets at fair value through profit and loss	-	3	3
Trade and other receivables	6	(1)	5
Provisions	28	29	57
Salaries and social security payable	3	(3)	-
Defined benefit plans	5	4	9
Trade and other payables	3	(3)	-
Tax inflation adjustment	4	(4)	-
Deferred tax asset	178	(11)	167
Property, plant and equipment	(13)	13	-
Intangible assets	(11)	(2)	(13)
Investments in companies	(25)	14	(11)
Inventories	(6)	(4)	(10)
Financial assets at fair value through profit and loss	(4)	(10)	(14)
Trade and other receivables	(7)	(24)	(31)
Taxes payables	(3)	-	(3)
Tax inflation adjustment	(2)	1	(1)
Deferred tax liability	(71)	(12)	(83)
Deferred tax asset (liability)	107	(23)	84

(1)	Includes US$ 13 million corresponding to discontinued operations.

Deferred tax assets and liabilities are offset in the following cases: a) when there is a legally enforceable right to offset tax assets and liabilities; and b) when deferred income tax charges are associated with the same fiscal authority. The following table shows the figures disclosed on the Consolidated Statement of Financial Position, which for its determination, were adequately compensated:

	12.31.2022	12.31.2021
Deferred tax asset	36	84
Deferred tax liability	(112)	-
Deferred tax (liability) asset	(76)	84

11.4	Inventories

	12.31.2022	12.31.2021
Current
Materials and spare parts	104	87
Advances to suppliers	8	8
In process and finished products	61	60
Total (1)	173	155

(1)	It includes impairment loss as a result of the performed recoverability assessment for US$ 2 million as of December 31, 2022 and 2021, acoording with the policy described in Note 4.13.

Schedule of inventories

	12.31.2022	12.31.2021
Current
Materials and spare parts	104	87
Advances to suppliers	8	8
In process and finished products	61	60
Total (1)	173	155

(1)	It includes impairment loss as a result of the performed recoverability assessment for US$ 2 million as of December 31, 2022 and 2021, acoording with the policy described in Note 4.13.

Schedule of provisions

	12.31.2022	12.31.2021
Non-Current
Contingencies	107	106
Asset retirement obligation and wind turbines decommisioning	25	19
Environmental remediation	15	15
Other provisions	-	1
Total Non-Current	147	141

Current
Asset retirement obligation and wind turbines decommisioning	2	2
Environmental remediation	2	3
Total Current	4	5

Schedule of changes in provisions

	12.31.2022
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	106	21	18
Increases	5	6	-
Increases for incorporation (1)	-	1	-
Decreases	(1)	-	(1)
Gain on monetary position, net	(2)	-	-
Reversal of unused amounts	(1)	(1)	-
At the end of the year	107	27	17

(1)	See Note 5.1.3.

	12.31.2021
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	103	21	3
Increases	16	3	15
Decreases	-	(1)	-
Reversal of unused amounts (1)	(13)	(2)	-
At the end of the year	106	21	18

(1)	Includes recovery of US$ 12.5 million related to waive the timely granted dispatch of Las Armas Wind Farm (see Note 2.1.2.3).

	12.31.2020
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	139	22	3
Increases	21	2	-
Decreases	(1)	-	-
Gain on monetary position, net	(15)	-	-
Reversal of unused amounts	(8)	(3)	-
Reclassified to liabilities associated to assets classified as held for sale	(33)	-	-
At the end of the year	103	21	3

Schedule of income tax and minimum notional income tax liability

	12.31.2022	12.31.2021
Non-current
Income tax, net of witholdings	161	158
Minimum notional income tax	18	30
Total non-current	179	188

Current
Income tax, net of witholdings and advances	5	20
Total current	5	20

Schedule of tax liabilities

	12.31.2022	12.31.2021
Current
Value added tax	5	4
Personal assets tax provision	4	2
Tax withholdings to be deposited	5	6
Royalties	12	9
Other	2	2
Total current	28	23

Schedule of defined benefit plan information

	12.31.2022
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	33	(4)	29
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	15	(2)	13
Items classified in other comprehensive income
Actuarial losses	9	-	9
Benefit payments	(3)	-	(3)
(Gain) Loss on monetary position, net	(17)	2	(15)
At the end of the year	38	(4)	34

	12.31.2021
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	25	(4)	21
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	13	(3)	10
Items classified in other comprehensive income
Actuarial losses	1	2	3
Benefit payments	(2)	-	(2)
(Gain) Loss on monetary position, net	(5)	1	(4)
At the end of the year	33	(4)	29

	12.31.2020
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	36	(5)	31
Items classified in profit or loss
Current services cost	3	-	3
Interest cost	16	(2)	14
Items classified in other comprehensive income
Actuarial (gains) losses	(3)	1	(2)
Benefit payments	(2)	-	(2)
Reclasification liabilities associated to assets classified as held for sale	(10)	-	(10)
(Gain) Loss on monetary position, net	(15)	2	(13)
At the end of the year	25	(4)	21

Schedule of estimated expected benefits payments

12.31.2022
Less than one year	6
One to two years	3
Two to three years	4
Three to four years	4
Four to five years	3
Six to ten years	14

Schedule of significant actuarial assumptions

	12.31.2022	12.31.2021	12.31.2020
Real discount rate	5%	5%	4%
Real wage increase rate	1%	1%	1%
Inflation rate	118%	54%	46%

Schedule of sensitivity analyses on actuarial assumptions variations

12.31.2022
Discount rate: 4%
Obligation	41
Variation	3
9%

Discount rate: 6%
Obligation	35
Variation	(3)
(8%)

Real wage increase rate: 0%
Obligation	37
Variation	(1)
(4%)

Real wage increase rate: 2%
Obligation	39
Variation	1
4%

Schedule of salaries and social security payable

	12.31.2022	12.31.2021
Current
Salaries and social security contributions	5	4
Provision for vacations	8	7
Provision for gratifications and annual bonus for efficiency	19	17
Total current	32	28